Fair Value Measurements - Schedule of Fair Value of Measurement Inputs (Details)		Jun. 30, 2025	May 02, 2025	Mar. 13, 2025	Feb. 26, 2025		Dec. 31, 2024
Valuations of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input	[1]	7		12
Class C-1 unit price [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input						[2]	1.47
Class A common unit price [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					2.16	[2]
Expected volatility [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		72		66
Expected volatility [Member] | Valuations of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		130		65
Expected volatility [Member] | Prefunded warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		130	140
Expected volatility [Member] | Minimum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					55	[2]	55
Expected volatility [Member] | Maximum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					59.1	[2]	59.1
Risk-free interest rate [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		3.82		4
Risk-free interest rate [Member] | Valuations of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		4.06		3.95
Risk-free interest rate [Member] | Prefunded warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		4.06	4.21
Risk-free interest rate [Member] | Minimum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					4.2	[2]	4.2
Risk-free interest rate [Member] | Maximum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					4.34	[2]	4.34
Credit risk spread [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					0.29	[2]	0.29
Remaining term [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		5.7		6
Remaining term [Member] | Valuations of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		3.9		4.4
Remaining term [Member] | Prefunded warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		5.1	5.4
Remaining term [Member] | Minimum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					0.2		0.2
Remaining term [Member] | Maximum [Member] | Valuation of the Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input					0.57	[2]	0.57
Share price [Member] | Valuations of the Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		10.96		10.79
Share price [Member] | Valuations of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		10.96		10.79
Share price [Member] | Prefunded warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		10.96	10.31
Share price [Member] | Common Stock warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		10.96	10.31
Dividend yield [Member] | Valuations of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input
Dividend yield [Member] | Prefunded warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input
Exercise price [Member] | Prefunded warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		7	7
Exercise price [Member] | Common Stock warrant [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability measurement input		0.0001	0.0001

[1]	On May 2, 2025, the Company reset the exercise price of this warrant from $12.00 to $7.00.
[2]	The Hatch Note was settled on February 26, 2025, and therefore, no further remeasurement was performed after the settlement date.